Description of Business and Summary of Significant Accounting Policies (Detail Textuals 1) - EUR (€) € in Thousands	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of non-adjusting events after reporting period [line items]
Other current provisions		€ 1,159	€ 806	€ 147
Current deferred income		20,354	18,047
Non-current portion of deferred income		€ 23	€ 85
Reclassification of provision for refunds into new financial statement caption
Disclosure of non-adjusting events after reporting period [line items]
Other current provisions	€ 120
Current deferred income	20,354
Non-current portion of deferred income	23
Reclassification of provision for refunds into new financial statement caption | Current contract liability
Disclosure of non-adjusting events after reporting period [line items]
Other current provisions	120
Current deferred income	20,354
Reclassification of provision for refunds into new financial statement caption | Non-current contract liability
Disclosure of non-adjusting events after reporting period [line items]
Non-current portion of deferred income	€ 23